Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2020	$ 86,767		$ 5,948	$ 17,628	$ (3)	$ (129)	$ 59,806	$ 3,414	$ 86,664	$ 103	$ (139)	$ 4,632	$ (1,079)
Changes in equity
Issues of share capital and other equity instruments	2,330		2,250	85			(5)		2,330
Redemption of preferred shares and other equity instruments	(725)		(725)						(725)
Sales of treasury shares and other equity instruments	3,564				442	3,122			3,564
Purchases of treasury shares and other equity instruments	(3,546)				(496)	(3,050)			(3,546)
Share-based compensation awards	(4)	$ 85					(4)		(4)
Dividends on common shares	(4,618)						(4,618)		(4,618)
Dividends on preferred shares and distributions on other equity instruments	(192)						(189)		(189)	(3)
Other	19						29		29	(10)
Net income	12,158						12,151		12,151	7
Total other comprehensive income (loss), net of taxes	557						1,781	(1,218)	563	(6)	246	(2,243)	779
Balance at end of period at Jul. 31, 2021	96,310		7,473	17,713	(57)	(57)	68,951	2,196	96,219	91	107	2,389	(300)
Balance at beginning of period at Apr. 30, 2021	92,822		7,198	17,689	(7)	9	66,163	1,683	92,735	87	62	1,826	(205)
Changes in equity
Issues of share capital and other equity instruments	1,022		1,000	24			(2)		1,022
Redemption of preferred shares and other equity instruments	(725)		(725)						(725)
Sales of treasury shares and other equity instruments	1,423				243	1,180			1,423
Purchases of treasury shares and other equity instruments	(1,539)				(293)	(1,246)			(1,539)
Share-based compensation awards		24
Dividends on common shares	(1,539)						(1,539)		(1,539)
Dividends on preferred shares and distributions on other equity instruments	(56)						(55)		(55)	(1)
Other	(8)						(7)		(7)	(1)
Net income	4,296						4,292		4,292	4
Total other comprehensive income (loss), net of taxes	614						99	513	612	2	45	563	(95)
Balance at end of period at Jul. 31, 2021	96,310		7,473	17,713	(57)	(57)	68,951	2,196	96,219	91	107	2,389	(300)
Balance at beginning of period at Oct. 31, 2021	98,762		6,723	17,728	(39)	(73)	71,795	2,533	98,667	95	(88)	2,055	566
Changes in equity
Issues of share capital and other equity instruments	799		750	50			(1)		799
Common shares purchased for cancellation	(4,444)	(411)		(411)			(4,033)		(4,444)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	4,390				502	3,888			4,390
Purchases of treasury shares and other equity instruments	(4,548)				(458)	(4,090)			(4,548)
Share-based compensation awards	2	50					2		2
Dividends on common shares	(5,172)						(5,172)		(5,172)
Dividends on preferred shares and distributions on other equity instruments	(184)						(180)		(180)	(4)
Other	3						3		3
Net income	11,925						11,918		11,918	7
Total other comprehensive income (loss), net of taxes	2,620						2,139	479	2,618	2	(1,439)	1,053	865
Balance at end of period at Jul. 31, 2022	103,998		7,323	17,367	5	(275)	76,466	3,012	103,898	100	(1,527)	3,108	1,431
Balance at beginning of period at Apr. 30, 2022	104,405		7,323	17,488	(25)	(174)	75,931	3,761	104,304	101	(1,273)	3,353	1,681
Changes in equity
Issues of share capital and other equity instruments	8			8					8
Common shares purchased for cancellation	(1,338)	(129)		(129)			(1,209)		(1,338)
Sales of treasury shares and other equity instruments	1,375				194	1,181			1,375
Purchases of treasury shares and other equity instruments	(1,446)				(164)	(1,282)			(1,446)
Share-based compensation awards		$ 8
Dividends on common shares	(1,784)						(1,784)		(1,784)
Dividends on preferred shares and distributions on other equity instruments	(60)						(58)		(58)	(2)
Other	(4)						(4)		(4)
Net income	3,577						3,575		3,575	2
Total other comprehensive income (loss), net of taxes	(735)						15	(749)	(734)	(1)	(254)	(245)	(250)
Balance at end of period at Jul. 31, 2022	$ 103,998		$ 7,323	$ 17,367	$ 5	$ (275)	$ 76,466	$ 3,012	$ 103,898	$ 100	$ (1,527)	$ 3,108	$ 1,431